Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	2020	2019
Land use rights, cost	$1,632,277	$1,550,500
Less: accumulated amortization	(429,590)	(378,617)
Intangible assets, net	$1,202,687	$1,171,883